Cover	Jun. 03, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	GORES HOLDINGS XI, INC.
Entity Central Index Key	0002086438
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1872182
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	6260 Lookout Road
Entity Address, Address Line Two	Boulder
Entity Address, City or Town	CO
Entity Address, Postal Zip Code	80301
Entity Phone Fax Numbers [Line Items]
City Area Code	303
Local Phone Number	531-3100
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Alec Gores
Entity Address, Address Line One	6260 Lookout Road
Entity Address, Address Line Two	Boulder
Entity Address, City or Town	CO
Entity Address, Postal Zip Code	80301
Entity Phone Fax Numbers [Line Items]
City Area Code	303
Local Phone Number	531-3100